Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 23, 2016
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	May 23, 2016
Document Effective Date	May 23, 2016
Prospectus Date	May 23, 2016
Class A and C Prospectus | UBS Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	UTBAX
Class A and C Prospectus | UBS Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	UTBCX
Class P Prospectus | UBS Total Return Bond Fund | Class P
Prospectus:
Trading Symbol	UTBPX